REVENUE AND DEFERRED REVENUES - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue
Revenue	¥ 6,250,109	$ 980,778	¥ 6,433,363	¥ 5,812,255
Smart Wearable Devices
Disaggregation Of Revenue
Revenue	3,340,857		4,438,081	4,193,665
Self-branded products and others
Disaggregation Of Revenue
Revenue	¥ 2,909,252		¥ 1,995,282	¥ 1,618,590